Financial Instruments - Summary of Assets and Liabilities Recognized at Fair Value (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Financial assets
Cash and cash equivalents	R$ 12,301	$ 933	R$ 834	R$ 4,358	R$ 683
Financial investments			36,686
Derivative financial instruments	26,630		12,511
Financial liabilities
Derivative financial instruments	25,097		13,637
Level 2 of fair value hierarchy [member]
Financial assets
Cash and cash equivalents	12,301		834
Financial investments	2,370		36,686
Level 3 of fair value hierarchy [member]
Financial assets
Derivative financial instruments	26,630		12,511
Financial liabilities
Derivative financial instruments	R$ 25,097		R$ 13,637